Impact of COVID-19 - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Extraordinary And Unusual Items [Abstract]
Net cash used in operating activities	$ 2,038	$ (5,761)	$ 19,472